Series D Preferred Stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Notes to Financial Statements
Date Articles of Incorporation Amended		Mar. 21, 2016
Series D Preferred Authorized	2,000,000	2,000,000
Series Conversion Rate | $ / shares	$ 100	$ 100
Preferred Stock Series D shares outstanding	0	0	0
Series D conversion rate to common stock	5